Consolidated Statements Of Financial Position - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Accounts receivable	$ 86,514,680	$ 77,350,250
Prepayments, deposits and other receivables	21,916,382	24,872,391
Due from immediate holding company	2,144,975,230	6,477,266,499
Financial assets at fair value through profit or loss		62,519,937
Derivative financial asset	969,894,519	1,023,902,566
Other assets	136,065,738	197,309,175
Cash and bank balances	526,206,108	453,966,764
Total current assets	3,885,572,657	8,317,187,582
Non-current assets
Property, plant and equipment	67,131	111,357
Intangible assets	15,171,170	15,171,170
Financial assets at fair value through profit or loss	2,574,695,685	1,315,336,778
Stock loan	211,331,400	878,483,400
Total non-current assets	2,801,265,386	2,209,102,705
Total assets	6,686,838,043	10,526,290,287
Current liabilities
Accounts payable	155,020,918	201,986,202
Bank borrowings	388,870,500	232,280,000
Other payables and accruals	92,225,549	128,325,893
Tax payable	136,124,845	123,289,855
Total current liabilities	772,241,812	685,881,950
Non-current liabilities
Derivative financial liability	13,752,673	12,954,313
Convertible bond	111,970,384	103,278,429
Total non-current liabilities	125,723,057	116,232,742
Total liabilities	897,964,869	802,114,692
Equity
Treasury shares	(5,000,000,000)
Capital reserve	4,551,183,728	4,551,187,228
Exchange reserve	1,466,991	1,022,840
Retained profits	4,449,489,995	3,337,088,284
Total equity attributable to ordinary shareholders of the Company	4,002,333,416	7,889,491,054
Non-controlling interests	15,496,320
Perpetual securities	1,771,043,438	1,834,684,541
Total equity	5,788,873,174	9,724,175,595
Total liabilities and equity	6,686,838,043	10,526,290,287
Class A ordinary shares [Member]
Equity
Share capital	48,838	48,838
Class B Ordinary Shares [Member]
Equity
Share capital	$ 143,864	$ 143,864